COMMITMENTS - Finance leases (Details)	3 Months Ended	6 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)
Property, Plant and Equipment [Line Items]
Finance lease, term (in years)	5 years	5 years
Finance Lease, Amortization	$ 3,191	$ 6,382
Interest rate (as a percent)	7.60%	7.60%
Specialized research equipment
Property, Plant and Equipment [Line Items]
Accumulated amortization	$ 12,763	$ 12,763